Summary of Significant Accounting Policies and Critical Accounting Estimates (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Exchange Rates of Key Currencies
The exchange rates of key currencies were as follows:

	Closing rate as at December 31,		Annual average rate
(US$ equivalent for one)	2014	2013	2014	2013
Euro (EUR)	1.2141	1.3791	1.3287	1.3281
Pound Sterling (GBP)	1.5587	1.6542	1.6474	1.5642
Swiss Franc (CHF)	1.0097	1.1234	1.0938	1.0791
Australian Dollar (AUD)	0.8187	0.8942	0.9025	0.9683
Canadian Dollar (CAD)	0.8633	0.9400	0.9059	0.9710
Japanese Yen (JPY)	0.0084	0.0095	0.0095	0.0103
Chinese Yuan (CNY)	0.1611	0.1652	0.1623	0.1626

Changes in the Carrying Amount of Warranty Obligations
The changes in the carrying amount of warranty obligations are as follows:

(in thousands)	Total
BALANCE AT DECEMBER 31, 2012	$4,363
Provision charged to cost of sales	5,238
Usage	(4,590)
Adjustments to previously provided warranties, net	(103)
Currency translation	28
BALANCE AT DECEMBER 31, 2013	$4,936
Provision charged to cost of sales	2,766
Usage	(3,504)
Adjustments to previously provided warranties, net	(695)
Currency translation	(224)
BALANCE AT DECEMBER 31, 2014	$3,279

Schedule of Cash and Cash Equivalents

(in thousands)	2014	2013
Cash at bank and on hand	$260,830	$238,056
Short-term bank deposits	131,837	92,247
Cash and Cash Equivalents	$392,667	$330,303

Inventories
Inventories consisted of the following as of December 31, 2014 and 2013:

	As of December 31,
(in thousands)	2014	2013
Raw materials	$24,781	$24,975
Work in process	22,489	25,535
Finished goods	85,006	77,587
Total inventories, net	$132,276	$128,097